Document and Entity Information Document	Oct. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 04, 2024
Entity Registrant Name	THE AARON'S COMPANY, INC.
Entity Central Index Key	0001821393
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	GA
Entity File Number	1-39681
Entity Tax Identification Number	85-2483376
Entity Address, Address Line One	400 Galleria Parkway SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339-3194
City Area Code	678
Local Phone Number	402-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	AAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 300
Document Information [Line Items]
Document Period End Date	Oct. 04, 2024